Earnings per Share (Tables)	12 Months Ended
Oct. 31, 2025
Earnings per Share [Abstract]
Summary of Earnings Per Share
The following table presents the Bank’s basic and

diluted earnings per share for the years ended

October 31, 2025 and October 31, 2024.
Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except

as noted)
For the years ended October 31

2025 2024
Basic earnings per share
Net income attributable to common shareholders $ 19,973 $ 8,316
Weighted-average number of common shares outstanding

(millions)
1,726.3 1,758.8
Basic earnings per share (Canadian dollars) $ 11.57 $ 4.73
Diluted earnings per share
Net income attributable to common shareholders $ 19,973 $ 8,316
Net income available to common shareholders

including impact of dilutive securities

19,973

8,316
Weighted-average number of common shares outstanding

(millions)
1,726.3 1,758.8
Effect of dilutive securities
Stock options potentially exercisable (millions) 1 1.7 1.2
Weighted-average number of common shares outstanding

– diluted (millions)
1,728.0 1,760.0
Diluted earnings per share (Canadian dollars) 1 $ 11.56 $ 4.72
1
For the year ended October 31, 2025, the computation of diluted earnings per share excluded average options outstanding of
2.3

million with a weighted-average exercise price of $
95.33
as the option price was greater than the average market price of the Bank’s common shares. For the year ended October 31, 2024, the computation of diluted earnings per share excluded average options outstanding of 6.9

million with an exercise price of $
89.49
, as the option price was greater than the average market price of the Bank’s common shares.